Memorandum accounts	12 Months Ended
Dec. 31, 2018
Memorandum accounts
Memorandum accounts

30. Memorandum accounts

Memorandum items relate to balances representing rights, obligations and other legal matters that in the future may have an impact on net assets, as well as any other balances needed to reflect all transactions performed by the Bank, although they may not impact on their net assets, including contingent commitments and financial instruments received as collateral in OTC derivative transactions, reverse repurchase agreements and securities loans transactions in which the lender is the Bank.

a)   Contingent commitments

Contingent commitments include those irrevocable commitments that could give rise to the recognition of financial assets.

The breakdown is as follows:

Contingent commitments	12/31/2017	12/31/2018

Available lines of credit cards and non-revolving consumer loans	136,649	144,006
Guarantees, documentary credits and loan commitments of commercial and public sector loans	78,381	94,014
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)	432	253
Total	215,462	238,273

At December 31, 2017 and 2018, the Bank had recognized provisions for off-balance sheet risk of 1,032 million pesos and 852 million pesos, respectively, to cover contingent liabilities arising from available lines of credit cards and non-revolving consumer loans (see Note 23).

A significant portion of the guarantees and loan commitments will expire without any payment obligation materializing for the Bank and, therefore, the aggregate balance of these commitments cannot be considered an actual future need for financing or liquidity to be provided by the Bank to third parties.

Income from guarantee instruments is recognized under Fee and commission income in the consolidated income statements and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee.

As of December 31, 2018, the breakdown of the carrying amount of the contingent commitments by stages is as follows:

	Carrying amount
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	142,927	939	140	144,006
Guarantees, documentary credits and loan commitments of commercial and public sector loans	93,715	294	5	94,014
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)	253	—	—	253

Total	236,895	1,233	145	238,273

b)   Financial instruments received as collateral

Financial instruments include those securities received by the Bank in which there is not transfer of the contractual rights or risk and rewards of the financial instruments that could give rise to the recognition of financial assets since the Bank received them to engage in OTC derivatives transactions, reverse repurchase agreements and securities loan transactions in which the lender is the Bank.

The breakdown is as follows:

Financial instruments received as collateral	12/31/2017	12/31/2018

Debt instruments received in OTC derivatives transactions	3,783	4,044
Debt instruments received in reverse repurchase agreement transactions	51,693	107,560
Equity instruments received in securities loans transactions	7	333
Total	55,483	111,937